Equity Method Investments, Net - Schedule of Movements of Equity Method Investments (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Movements of Equity Method Investments [Line Items]
Capital Investments			¥ 923
Changes of equity ownership	(923)		105
Currency translation difference	17
Shanghai Youxi Network Technology Co., Ltd. (“Shanghai Youxi”) [Member]
Schedule of Movements of Equity Method Investments [Line Items]
Capital Investments
Changes of equity ownership			(150)
Currency translation difference
Suzhou Tinghaozhu [Member]
Schedule of Movements of Equity Method Investments [Line Items]
Capital Investments
Changes of equity ownership			255
Currency translation difference
Duo Concierge [Member]
Schedule of Movements of Equity Method Investments [Line Items]
Capital Investments			923
Changes of equity ownership	(923)
Currency translation difference	¥ 17